Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ivy Funds
Entity Central Index Key	0000883622
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000190318 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Allocation Fund(formerly, Delaware Ivy Wilshire Global Allocation Fund)
Class Name	Class A
Trading Symbol	IWGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Global Allocation Fund (Fund) for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$29	0.57%
^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 466,606,882
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 164,059
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of December 31, 2024)
Fund net assets	$466,606,882
Total number of portfolio holdings	15
Total advisory fees paid	$164,059
Portfolio turnover rate	15%

Holdings [Text Block]
Fund holdings (as of December 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.81%
Fixed Income Funds	34.79%
Global / International Equity Funds	21.94%
US Equity Funds	43.08%
Short-Term Investments	0.29%
Common Stocks	0.03%
Top 10 underlying funds
Macquarie International Core Equity Fund Class R6	19.94%
Macquarie Diversified Income Fund Class R6	16.03%
Macquarie Global Bond Fund Class R6	14.75%
Macquarie Core Equity Fund Class R6	13.49%
Macquarie Large Cap Growth Fund Class R6	11.53%
Macquarie Growth and Income Fund Class R6	6.26%
Macquarie Value Fund Class R6	5.28%
Macquarie Small Cap Core Fund Class R6	4.51%
Macquarie Limited-Term Diversified Income Fund Class R6	2.01%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	2.00%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie International Core Equity Fund Class R6	19.94%
Macquarie Diversified Income Fund Class R6	16.03%
Macquarie Global Bond Fund Class R6	14.75%
Macquarie Core Equity Fund Class R6	13.49%
Macquarie Large Cap Growth Fund Class R6	11.53%
Macquarie Growth and Income Fund Class R6	6.26%
Macquarie Value Fund Class R6	5.28%
Macquarie Small Cap Core Fund Class R6	4.51%
Macquarie Limited-Term Diversified Income Fund Class R6	2.01%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	2.00%

C000190312 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Allocation Fund(formerly, Delaware Ivy Wilshire Global Allocation Fund)
Class Name	Class C
Trading Symbol	IWGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Global Allocation Fund (Fund) for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$68	1.32%
^	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.32%	[2]
Net Assets	$ 466,606,882
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 164,059
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of December 31, 2024)
Fund net assets	$466,606,882
Total number of portfolio holdings	15
Total advisory fees paid	$164,059
Portfolio turnover rate	15%

Holdings [Text Block]
Fund holdings (as of December 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.81%
Fixed Income Funds	34.79%
Global / International Equity Funds	21.94%
US Equity Funds	43.08%
Short-Term Investments	0.29%
Common Stocks	0.03%
Top 10 underlying funds
Macquarie International Core Equity Fund Class R6	19.94%
Macquarie Diversified Income Fund Class R6	16.03%
Macquarie Global Bond Fund Class R6	14.75%
Macquarie Core Equity Fund Class R6	13.49%
Macquarie Large Cap Growth Fund Class R6	11.53%
Macquarie Growth and Income Fund Class R6	6.26%
Macquarie Value Fund Class R6	5.28%
Macquarie Small Cap Core Fund Class R6	4.51%
Macquarie Limited-Term Diversified Income Fund Class R6	2.01%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	2.00%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie International Core Equity Fund Class R6	19.94%
Macquarie Diversified Income Fund Class R6	16.03%
Macquarie Global Bond Fund Class R6	14.75%
Macquarie Core Equity Fund Class R6	13.49%
Macquarie Large Cap Growth Fund Class R6	11.53%
Macquarie Growth and Income Fund Class R6	6.26%
Macquarie Value Fund Class R6	5.28%
Macquarie Small Cap Core Fund Class R6	4.51%
Macquarie Limited-Term Diversified Income Fund Class R6	2.01%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	2.00%

C000190314 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Allocation Fund(formerly, Delaware Ivy Wilshire Global Allocation Fund)
Class Name	Institutional Class
Trading Symbol	IWGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Global Allocation Fund (Fund) for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$16	0.32%
^	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[3]
Net Assets	$ 466,606,882
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 164,059
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of December 31, 2024)
Fund net assets	$466,606,882
Total number of portfolio holdings	15
Total advisory fees paid	$164,059
Portfolio turnover rate	15%

Holdings [Text Block]
Fund holdings (as of December 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.81%
Fixed Income Funds	34.79%
Global / International Equity Funds	21.94%
US Equity Funds	43.08%
Short-Term Investments	0.29%
Common Stocks	0.03%
Top 10 underlying funds
Macquarie International Core Equity Fund Class R6	19.94%
Macquarie Diversified Income Fund Class R6	16.03%
Macquarie Global Bond Fund Class R6	14.75%
Macquarie Core Equity Fund Class R6	13.49%
Macquarie Large Cap Growth Fund Class R6	11.53%
Macquarie Growth and Income Fund Class R6	6.26%
Macquarie Value Fund Class R6	5.28%
Macquarie Small Cap Core Fund Class R6	4.51%
Macquarie Limited-Term Diversified Income Fund Class R6	2.01%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	2.00%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie International Core Equity Fund Class R6	19.94%
Macquarie Diversified Income Fund Class R6	16.03%
Macquarie Global Bond Fund Class R6	14.75%
Macquarie Core Equity Fund Class R6	13.49%
Macquarie Large Cap Growth Fund Class R6	11.53%
Macquarie Growth and Income Fund Class R6	6.26%
Macquarie Value Fund Class R6	5.28%
Macquarie Small Cap Core Fund Class R6	4.51%
Macquarie Limited-Term Diversified Income Fund Class R6	2.01%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	2.00%

C000190315 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Allocation Fund(formerly, Delaware Ivy Wilshire Global Allocation Fund)
Class Name	Class R6
Trading Symbol	IWGNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Global Allocation Fund (Fund) for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$9	0.18%
^	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[4]
Net Assets	$ 466,606,882
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 164,059
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of December 31, 2024)
Fund net assets	$466,606,882
Total number of portfolio holdings	15
Total advisory fees paid	$164,059
Portfolio turnover rate	15%

Holdings [Text Block]
Fund holdings (as of December 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.81%
Fixed Income Funds	34.79%
Global / International Equity Funds	21.94%
US Equity Funds	43.08%
Short-Term Investments	0.29%
Common Stocks	0.03%
Top 10 underlying funds
Macquarie International Core Equity Fund Class R6	19.94%
Macquarie Diversified Income Fund Class R6	16.03%
Macquarie Global Bond Fund Class R6	14.75%
Macquarie Core Equity Fund Class R6	13.49%
Macquarie Large Cap Growth Fund Class R6	11.53%
Macquarie Growth and Income Fund Class R6	6.26%
Macquarie Value Fund Class R6	5.28%
Macquarie Small Cap Core Fund Class R6	4.51%
Macquarie Limited-Term Diversified Income Fund Class R6	2.01%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	2.00%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie International Core Equity Fund Class R6	19.94%
Macquarie Diversified Income Fund Class R6	16.03%
Macquarie Global Bond Fund Class R6	14.75%
Macquarie Core Equity Fund Class R6	13.49%
Macquarie Large Cap Growth Fund Class R6	11.53%
Macquarie Growth and Income Fund Class R6	6.26%
Macquarie Value Fund Class R6	5.28%
Macquarie Small Cap Core Fund Class R6	4.51%
Macquarie Limited-Term Diversified Income Fund Class R6	2.01%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	2.00%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.